Profit from Operations - Restructuring and Integration Costs - Additional Information (Details) - Other Trademarks and Similar Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense Of Restructuring Activities [Line Items]
Amortisation and impairment of intangibles	£ 377	£ 383	£ 149
Top of Range
Expense Of Restructuring Activities [Line Items]
Intangibles assets expected useful lives	20 years